Capital stock and capital risk management (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of detailed information about changes in equity
The following chart shows a reconciliation of the movements in the Company’s capital stock for the years ended December 31, 2023, 2022 and 2021:

	Series A	Series C	Total
Amounts as of December 31, 2020	659,400	—	659,400
Number of shares	87,851,286	2	87,851,288

Reduction of capital stock	(72,695)	—	(72,695)
Number of shares	—	—	—
Series A shares to be granted in LTIP	1	—	1
Number of shares	778,591	—	778,591

Amounts as of December 31, 2021	586,706	—	586,706
Number of shares	88,629,877	2	88,629,879

Reduction of capital stock	(39,530)	—	(39,530)
Number of shares	—	—	—
Cashless exercises of warrant	—	—	—
Number of shares	2,038,643	—	2,038,643
Share repurchase	(29,304)	—	(29,304)
Number of shares repurchased	(3,234,163)	—	(3,234,163)
Series A shares to be granted in LTIP	1	—	1
Number of shares	972,121	—	972,121

Amounts as of December 31, 2022	517,873	—	517,873
Number of shares	88,406,478	2	88,406,480

Cashless exercises of warrants	—	—	—
Number of shares	1,176,811	—	1,176,811
Series A shares to be granted in LTIP	1	—	1
Number of shares	5,772,141	—	5,772,141

Amounts as of December 31, 2023	517,874	—	517,874
Number of shares	95,355,430	2	95,355,432

Summary of leverage ratios
The leverage ratio as of December 31, 2023, and 2022, is as follows:

	As of December 31, 2023	As of December 31, 2022
Total borrowings and lease liabilities	686,523	578,526
Less: Cash, bank balances and other short-term investments	(213,253)	(244,385)

Net debt	473,270	334,141
Total equity	1,247,015	844,060

Leverage ratio	37.95%	40.00%